Accounting for Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net Notional Volume Buy/(sell) of NRG's Open Derivative Transactions Broken Out By Commodity
The following table summarizes the net notional volume buy/(sell) of NRG's open derivative transactions broken out by commodity, excluding those derivatives that qualified for the NPNS exception as of December 31, 2019 and 2018. Option contracts are reflected using delta volume. Delta volume equals the notional volume of an option adjusted for the probability that the option will be in-the-money at its expiration date.

(In millions)		Total Volume
Commodity	Units	December 31, 2019	December 31, 2018
Emissions	Short Ton	3	(2)
Renewables Energy Certificates	Certificates	1	1
Coal	Short Ton	10	13
Natural Gas	MMBtu	(181)	(330)
Oil	Barrels	—	1
Power	MWh	38	1
Capacity	MW/Day	(1)	(1)
Interest	Dollars	$—	$1,000

Fair Value Within the Derivative Instrument Valuation On the Balance Sheet
The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets		Derivative Liabilities
(In millions)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Derivatives Not Designated as Cash Flow or Fair Value Hedges:
Interest rate contracts current	$—	$17	$—	$—
Interest rate contracts long-term	—	22	—	—
Commodity contracts current	860	747	781	673
Commodity contracts long-term	310	295	322	304
Total Derivatives Not Designated as Cash Flow or Fair Value Hedges	$1,170	$1,081	$1,103	$977

Offsetting of Derivatives by Counterparty Master Agreement Level and Collateral Received Or Paid	The following table summarizes the offsetting derivatives by counterparty master agreement level and collateral received or paid:

	Gross Amounts Not Offset in the Statement of Financial Position
(In millions)	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Cash Collateral (Held)/Posted	Net Amount
As of December 31, 2019
Commodity contracts:
Derivative assets	$1,170	$(909)	$(7)	$254
Derivative liabilities	(1,103)	909	73	(121)
Total commodity contracts	$67	$—	$66	$133

	Gross Amounts Not Offset in the Statement of Financial Position
(In millions)	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Cash Collateral (Held)/Posted	Net Amount
As of December 31, 2018
Commodity contracts:
Derivative assets	$1,042	$(778)	$(31)	$233
Derivative liabilities	(977)	778	114	(85)
Total commodity contracts	65	—	83	148
Interest rate contracts:
Derivative assets	39	—	—	39
Total interest rate contracts	39	—	—	39
Total derivative instruments	$104	$—	$83	$187

Effects on the Company's Accumulated OCI Balance Attributable to Cash Flow Hedge Derivatives, Net of Tax
The following table summarizes the effects on NRG's accumulated OCI balance attributable to cash flow hedge derivatives, net of tax, for the years 2018 and 2017. As of December 31, 2019, NRG had no interest rate derivative instruments as a result of the early termination of such contracts in connection with the repayment of the 2023 Term Loan Facility, as further discussed in Note 13, Debt and Finance Leases.

	Interest Rate Contracts
(In millions)	2018	2017
Accumulated OCI beginning balance	$(54)	$(66)
Reclassified from accumulated OCI to income:
Due to realization of previously deferred amounts	8	12
Mark-to-market of cash flow hedge accounting contracts	21	—
Sale of NRG Yield and Renewables	$25	$—
Accumulated OCI ending balance	$—	$(54)

Pre-tax Effects of Economic Hedges That Have Not Been Designated As Cash Flow Hedges, Ineffectiveness On Cash Flow Hedges And Trading Activity on the Company's Statement of Operations
The following table summarizes the pre-tax effects of economic hedges that have not been designated as cash flow hedges, and trading activity on the Company's statement of operations. The effect of commodity hedges is included within operating revenues and cost of operations and the effect of interest rate hedges is included in interest expense.

	Year Ended December 31,
(In millions)	2019	2018	2017
Unrealized mark-to-market results
Reversal of previously recognized unrealized (gains)/losses on settled positions related to economic hedges	$(68)	$(73)	$47
Reversal of acquired loss/(gain) positions related to economic hedges	6	(10)	—
Net unrealized gains on open positions related to economic hedges	42	97	159
Total unrealized mark-to-market (losses)/gains for economic hedging activities	(20)	14	206
Reversal of previously recognized unrealized (gains) on settled positions related to trading activity	(11)	(12)	(25)
Net unrealized gains on open positions related to trading activity	31	29	14
Total unrealized mark-to-market gains/(losses) for trading activity	20	17	(11)
Total unrealized gains	$—	$31	$195

	Year Ended December 31,
(In millions)	2019	2018	2017
Unrealized gains/(losses) included in operating revenues	$53	$(113)	$241
Unrealized (losses)/gains included in cost of operations	(53)	144	(46)
Total impact to statement of operations — energy commodities	$—	$31	$195
Total impact to statement of operations — interest rate contracts	$(38)	$—	$4